Note 20 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	As of or for the Year Ended December 31,
	2020			2019
	Quaint Oak Bank(1)	Quaint Oak Mortgage	Consolidated	Quaint Oak Bank(1)	Quaint Oak Mortgage	Consolidated
Net Interest Income	$11,190	$(355)	$10,835	$8,845	$(160)	$8,685
Provision for Loan Losses	830	--	830	303	--	303
Net Interest Income after Provision for Loan Losses	10,360	(355)	10,005	8,542	(160)	8,382

Non-Interest Income
Mortgage banking and title abstract fees	923	656	1,579	649	503	1,152
Real estate sales commissions, net	159	--	159	180	--	180
Insurance commissions	490	--	490	419	--	419
Other fees and services charges	109	--	109	68	--	68
Income from bank-owned life insurance	80	--	80	80	--	80
Net gain on loans held for sale	--	4,320	4,320	1	3,013	3,014
Gain on the sale of SBA loans	115	--	115	265	--	265
Loss on sale of investment securities available for sale	--	--	--	(4)	--	(4)
(Loss) gain on sales and write-downs of other real estate owned	(197)	--	(197)	(221)	--	(221)
Total Non-Interest Income	1,679	4,976	6,655	1,437	3,516	4,953

Non-Interest Expense
Salaries and employee benefits	6,980	1,447	8,427	5,768	1,179	6,947
Directors' fees and expenses	232	--	232	223	--	223
Occupancy and equipment	631	282	913	478	214	692
Data processing	470	247	717	366	142	508
Professional fees	501	40	541	357	59	416
FDIC deposit insurance assessment	121	--	121	15	--	15
Other real estate owned expenses	42	--	42	22	--	22
Advertising	92	21	113	140	55	195
Amortization of other intangible	49	--	49	49	--	49
Other	909	59	968	780	61	841
Total Non-Interest Expense	10,027	2,096	12,123	8,198	1,710	9,908

Pretax Segment Profit	$2,012	$2,525	$4,537	$1,781	$1,646	$3,427

Segment Assets	$422,230	$61,845	$484,075	$286,986	$15,554	$302,540